Long-Term Payable (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Payable [Abstract]
Schedule of Long-Term Payable Represented the Financial Liabilities Due to Financial Lease

Long-term payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The long-term payable consisted of the following:

	As of December 31,
	2025	2024
Long-term payables:
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	$-	$1,658,984
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”)	-	363,525
Xiamen Guomao Chuangcheng Financial Leasing Co., Ltd. (“Guomao”)	-	879,062
Risheng International Finance Leasing Co., Ltd. (“Risheng”)	421,405	733,281
Total	$421,405	$3,634,852
Current portion	$298,996	$3,231,126
Non-current portion	$122,409	$403,726